Share-Based Compensation - Schedule of the Company's Restricted Shares (Detail) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares Outstanding at January 1, 2022 | shares	0
Number of shares, Granted | shares	220,898
Number of shares, Vested | shares	(151,864)
Number of shares Outstanding at December 31, 2022 | shares	69,034
Number of shares, Expect to be vested at December 31, 2022 | shares	69,034
Weighted average grant date fair value. Outstanding at January 1, 2022 | $ / shares	$ 0
Weighted average grant date fair value, Granted | $ / shares	0.269
Weighted average grant date fair value, Vested | $ / shares	0.3906
Weighted average grant date fair value, Outstanding at December 31, 2022 | $ / shares	0.0015
Weighted average grant date fair value, Expect to be vested at December 31, 2022 | $ / shares	$ 0.0015